Audit, Audit Related and Other Non-Audit Services - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
BT Pension Scheme [Member]
Auditor Remuneration [Line Items]
Total fees paid to auditors	£ 1.1	£ 2.1	£ 2.1